Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Revenue	$ 1,919,243	$ 3,321,837
Gross margin	438,029	1,575,292
Operating expenses:
Stock based compensation	1,582,072
Professional fees	590,607	38,123
Consulting	459,806
Payroll expense	360,341	244,104
General and administrative	549,628	428,875
Total operating expenses	3,542,454	711,102
(Loss) income from operations	(3,104,425)	864,190
Other expense:
Interest expense	(11,065)
Total other expense	(11,065)
Net (loss) income before income tax	(3,115,490)	864,190
Income tax
Net (Loss) Income	$ (3,115,490)	$ 864,190
(Loss) income per share, basic	$ (0.04)	$ 0.15
(Loss) income per share, diluted	$ (0.04)	$ 0.15
Weighted average shares outstanding, basic	77,906,347	5,777,120
Weighted average shares outstanding, diluted	77,906,347	5,777,120
Nonrelated Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Commission expense	$ (802,464)	$ (1,250,920)
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Commission expense	$ (678,750)	$ (495,625)